OPTIONS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	40,700,000		40,700,000
Strike price of warrants					$ 0.30
Proceeds from exercise of warrants			$ 123,500		$ 654,076
Common Share issued					7,110,340
Execution of the warrants agreement					$ 7,500
Cashless of the warrants agreement					250,000
Monthly payments					7,500
Stock-based compensation expense	$ 482,953	$ 0	$ 647,963	$ 0	165,590	$ 1,701,316
Stock issued but not earned as compensation					$ 8,410
Options cancelled			1,092,500
Option granted			1,277,778
Warrants term			5 years
Warrant exercised			1,000,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued					500,000
Strike price of warrants					$ 0.075
Proceeds from exercise of warrants					$ 37,500
Options cancelled					1,000,000
Warrant 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued					6,610,340
Proceeds from exercise of warrants					$ 616,576
Percentage of discount of warrants exercises					50.00%